Reverse Recapitalization (Details) - Schedule of Transaction Expenses Included in Operating Expenses	9 Months Ended
Sep. 30, 2024 USD ($)
Schedule of Transaction Expenses Included in Operating Expenses [Abstract]
Legal expenses	$ 1,000,000
Professional fees	413,544
Listing fee - NASDAQ	25,000
Total	$ 1,438,544